Interest Expense and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense and Finance Costs [Abstract]
Interest payable on long-term borrowings	$ 3,721	$ 3,603	$ 2,004
Bank charges	69	28	29
Amortization of debt discount	293	383	23
Operating lease liability interest	44	51	0
Other finance expenses	28	638	0
Total	$ 4,155	$ 4,703	$ 2,056